Employee Benefit Obligations - Summary of Post Employment Obligations Associated with Defined Benefits Plan (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Post Employment Obligations [Line Items]
Total post-employment obligations, net	$ 66,163,490	$ 56,602,664
Compensation for years of services
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	42,697,317	33,839,498
Supplementary Pension
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	17,853,600	16,993,409
Health Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	3,090,670	2,979,630
Energy Supply Plans
Disclosure Of Post Employment Obligations [Line Items]
Post-employment obligations	$ 2,521,903	$ 2,790,127